Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Provision for Income Taxes	Significant components of the provision for income taxes are as follows
	Years Ended December 31,
	2025	2024	2023
Income tax expenses	$78,257	$148,935	$2,731
Deferred tax expenses (credit)	15,859	(4,518)	—
Total	$94,116	$144,417	$2,731

Schedule of Effective Income Tax Rate Reconciliation	The following table provides the reconciliation of the differences between statutory and effective tax expenses for the year for the years ended December 31, 2025, 2024 and 2023.
	Years Ended December 31,
	2025	2024	2023
(Loss)/income before tax expenses	$(59,544)	$996,916	$35,427
Hong Kong profit tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(9,825)	164,491	5,845
Tax allowance at the statutory tax rates	113,474	896	—
Tax effect of income that is not taxable	(2)	(14)	—
Tax effect of expenses that are non-deductible	—	—	193
Tax effect of tax loss not recognized	873	190	188
Tax effect of two-tier tax rate	(21,166)	(21,146)	(3,114)
Tax effect of deductible temporary difference	10,762	—	(381)
Income taxes	$94,116	$144,417	$2,731

Schedule of Deferred Tax Assets and Liabilities	Components of the Company’s deferred tax assets and liabilities are as follows as of December 31:
	As of December 31,
	2025	2024
Deferred tax (liabilities)/assets:
– Property, plant and equipment, net	$(11,354)	$4,539